Segment Information - Schedule of Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	$ 750	$ 2,090	$ 9,979
Grant revenue	2,580	13,528	7,409
Total revenue	3,330	15,618	17,388
General and administrative expenses	(53,295)	(60,991)	(57,199)
Research and development expenses	(96,235)	(152,433)	(110,471)
Total operating expense	(149,530)	(213,425)	(167,671)
Operating income/(loss)	(146,199)	(197,807)	(150,282)
Other income/(expense):
Gain on deconsolidation	61,787	27,251	0
Gain/(loss) on investments held at fair value	77,945	(32,060)	179,316
Realized gain/(loss) on sale of investments	(122)	(29,303)	(20,925)
Gain/(loss) on investments in notes from associates	(27,630)	0	0
Other income/(expense)	(908)	8,131	1,592
Other income/(expense)	111,072	(25,981)	159,983
Net finance income/(costs)	5,078	138,924	5,050
Share of net income/(loss) of associates accounted for using the equity method	(6,055)	(27,749)	(73,703)
Gain on dilution of ownership interest in associate	0	28,220	0
Impairment of investment in associates	0	(8,390)	0
Income/(loss) before taxes	(36,103)	(92,783)	(58,953)
Available Funds
Cash and cash equivalents	191,081	149,866	465,708	$ 403,881
Short-term investments	136,062	200,229
Wholly-Owned Programs
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	0	0	8,129
Grant revenue	853	2,826	1,253
Total revenue	853	2,826	9,382
General and administrative expenses	(14,020)	(8,301)	(8,673)
Research and development expenses	(89,495)	(116,054)	(65,444)
Total operating expense	(103,516)	(124,355)	(74,118)
Operating income/(loss)	(102,662)	(121,529)	(64,736)
Available Funds
Cash and cash equivalents	2,140	7,306
Short-term investments	0	0
Consolidated cash, cash equivalents and short-term investments	2,140	7,306
Controlled Founded Entities
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	750	1,500	1,500
Grant revenue	0	0	0
Total revenue	750	1,500	1,500
General and administrative expenses	(562)	(419)	(365)
Research and development expenses	(672)	(1,051)	(918)
Total operating expense	(1,233)	(1,470)	(1,284)
Operating income/(loss)	(483)	30	216
Available Funds
Cash and cash equivalents	675	823
Short-term investments	0	0
Consolidated cash, cash equivalents and short-term investments	675	823
Parent Company & Other
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	0	590	350
Grant revenue	1,727	10,702	6,156
Total revenue	1,727	11,292	6,506
General and administrative expenses	(38,713)	(52,272)	(48,161)
Research and development expenses	(6,068)	(35,328)	(44,108)
Total operating expense	(44,781)	(87,600)	(92,269)
Operating income/(loss)	(43,054)	(76,308)	(85,763)
Available Funds
Cash and cash equivalents	188,266	141,737
Short-term investments	136,062	200,229
Consolidated cash, cash equivalents and short-term investments	324,328	341,966
Operating segments
Consolidated Statement of Comprehensive Income/(Loss)
Contract revenue	750	2,090	9,979
Grant revenue	2,580	13,528	7,409
Total revenue	3,330	15,618	17,388
General and administrative expenses	(53,295)	(60,991)	(57,199)
Research and development expenses	(96,235)	(152,433)	(110,471)
Total operating expense	(149,530)	(213,425)	(167,671)
Operating income/(loss)	(146,199)	(197,807)	(150,282)
Other income/(expense):
Gain on deconsolidation	61,787	27,251
Gain/(loss) on investments held at fair value	77,945	(32,060)	179,316
Realized gain/(loss) on sale of investments	(122)	(29,303)	(20,925)
Gain/(loss) on investments in notes from associates	(27,630)
Other income/(expense)	(908)	8,131	1,592
Other income/(expense)	111,072	(25,981)	159,983
Net finance income/(costs)	5,078	138,924	5,050
Share of net income/(loss) of associates accounted for using the equity method	(6,055)	(27,749)	(73,703)
Gain on dilution of ownership interest in associate		28,220
Impairment of investment in associates		(8,390)
Income/(loss) before taxes	(36,103)	(92,783)	$ (58,953)
Available Funds
Cash and cash equivalents	191,081	149,866
Short-term investments	136,062	200,229
Consolidated cash, cash equivalents and short-term investments	$ 327,143	$ 350,095